Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Buildings [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plants and equipment, Estimated useful lives	20 years
Buildings [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plants and equipment, Estimated useful lives	40 years
Machinery and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plants and equipment, Estimated useful lives	10 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plants and equipment, Estimated useful lives	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plants and equipment, Estimated useful lives	5 years
Molds [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, plants and equipment, Estimated useful lives	5 years